Post employment benefits (Tables)	12 Months Ended
Jun. 30, 2021
Disclosure of defined benefit plans [abstract]
Schedule of funding valuations of the significant defined benefit plans
The most recent funding valuations of the significant defined benefit plans were carried out as follows:

Principal plans	Date of valuation
United Kingdom(i)	1 April 2018
Ireland(ii)	31 December 2018
United States	1 January 2021
(i)    The triennial valuation of the Diageo Pension Scheme (the UK Scheme) as at 1 April 2021 is in progress and the results of this valuation are expected to be agreed by Diageo and the trustee later in calendar year 2021. The Diageo Pension Scheme (DPS) closed to new members in November 2005. Employees who have joined Diageo in the United Kingdom since the defined benefit scheme closed had been eligible to become members of the Diageo Lifestyle Plan (a cash balance defined benefit pension plan) until 1 January 2018. Since then, new employees have been eligible to become members of a Diageo administered defined contribution plan.
(ii) The Irish scheme closed to new members in May 2013. Employees who have joined Diageo in Ireland since the defined benefit scheme closed have been eligible to become members of Diageo administered defined contribution plans.
Schedule of amounts charged to consolidated income statement for group's defined benefit post employment plans and consolidated statement of comprehensive income
The amounts charged to the consolidated income statement for the group’s defined benefit post employment plans and the consolidated statement of comprehensive income for the three years ended 30 June 2021 are as follows:

	2021 £ million	2020 £ million	2019 £ million
Current service cost and administrative expenses	(105)	(109)	(110)
Past service gains – ordinary activities	—	50	56
Past service losses – exceptional	(5)	—	(21)
Gains on curtailments and settlements	18	12	4
Charge to operating profit	(92)	(47)	(71)
Net finance gain in respect of post employment plans	5	9	7
Charge before taxation(i)	(87)	(38)	(64)
Actual returns less amounts included in finance income	(6)	774	438
Experience gains	80	34	113
Changes in financial assumptions	125	(754)	(514)
Changes in demographic assumptions	(183)	(14)	(6)
Other comprehensive income	16	40	31
Changes in the surplus restriction	—	(2)	2
Total other comprehensive income	16	38	33
(1) In the year ended 30 June 2021, the exceptional past service loss of £5 million is in respect of the equalisation of Guaranteed Minimum Pension (GMP) benefits for men and women. (2019 - £21 million). The year ended 30 June 2020 includes a past service gain of £47 million in respect of the Irish Scheme following communications to the deferred members in respect of changing their expectations of a full pension prior to reaching the age of 65 and to pensioners in respect of future pension increases. The year ended 30 June 2019 includes credits of £54 million in respect of changes made to future pension increases for members of the UK Scheme and changes to the principal Irish Scheme.

Schedule of charge before taxation
(i)     The (charge)/income before taxation in respect of the following countries is:

	2021 £ million	2020 £ million	2019 £ million
United Kingdom	(46)	(23)	(3)
Ireland	4	34	(13)
United States	(28)	(30)	(30)
Other	(17)	(19)	(18)
	(87)	(38)	(64)

Schedule of movement in net deficit
The movement in the net surplus for the two years ended 30 June 2021 is set out below:

	Plan assets £ million	Plan liabilities £ million	Net surplus £ million
At 30 June 2019	9,713	(9,498)	215
Exchange differences	65	(73)	(8)
Charge before taxation	198	(236)	(38)
Other comprehensive income/(loss)(i)	774	(734)	40
Contributions by the group	156	—	156
Employee contributions	5	(5)	—
Benefits paid	(489)	489	—
At 30 June 2020	10,422	(10,057)	365
Exchange differences	(214)	245	31
Charge before taxation(ii)	149	(236)	(87)
Other comprehensive income/(loss)(i)	(6)	22	16
Contributions by the group	122	—	122
Settlements paid(iii)	(169)	169	—
Employee contributions	4	(4)	—
Benefits paid	(416)	416	—
At 30 June 2021	9,892	(9,445)	447
(i)    Excludes surplus restriction.
(ii) Includes net settlement gain of £14 million.
(iii) Includes £151 million in respect of a settlement in the US Cash Balance plan.

Schedule of plan assets and liabilities by type of post employment benefit and country
The plan assets and liabilities by type of post employment benefit and country is as follows:

	2021		2020
	Plan assets £ million	Plan liabilities £ million	Plan assets £ million	Plan liabilities £ million
Pensions
United Kingdom	7,341	(6,580)	7,696	(6,831)
Ireland	1,826	(1,926)	1,810	(2,031)
United States	470	(373)	660	(578)
Other	186	(225)	183	(240)
Post employment medical	2	(262)	2	(288)
Other post employment	67	(79)	71	(89)
	9,892	(9,445)	10,422	(10,057)

Schedule of balance sheet analysis of post employment plans
The balance sheet analysis of the post employment plans is as follows:

	2021		2020
	Non- current assets(i) £ million	Non- current liabilities £ million	Non- current assets(i) £ million	Non- current liabilities £ million
Funded plans	1,018	(279)	1,111	(434)
Unfunded plans	—	(295)	—	(315)
	1,018	(574)	1,111	(749)
(i)    Includes surplus restriction of £3 million (2020 – £3 million).

Schedule of weighted average assumptions used to determine group's deficit/surplus in main post employment plans
The following weighted average assumptions were used to determine the group’s deficit/surplus in the main post employment plans at 30 June in the relevant year. The assumptions used to calculate the charge/credit in the consolidated income statement for the year ending 30 June are based on the assumptions disclosed as at the previous 30 June.

	United Kingdom			Ireland			United States(i)
	2021%	2020%	2019%	2021%	2020%	2019%	2021%	2020%	2019%
Rate of general increase in salaries(ii)	3.4	3.2	3.6	3.0	2.6	2.3	—	—	—
Rate of increase to pensions in payment	3.1	3.0	3.2	1.7	1.4	1.5	—	—	—
Rate of increase to deferred pensions	2.5	2.1	2.2	1.6	1.2	1.3	—	—	—
Discount rate for plan liabilities	1.9	1.5	2.3	1.0	1.2	1.2	2.7	2.6	3.4
Inflation – CPI	2.5	2.1	2.2	1.6	1.2	1.3	2.3	1.4	1.7
Inflation - RPI	3.0	2.8	3.2	—	—	—	—	—	—
(i)    The salary increase assumption in the United States is not a significant assumption as only a minimal amount of members’ pension entitlement is dependent on a member’s projected final salary.
(ii) The salary increase assumptions include an allowance for age related promotional salary increases.
Schedule of expected age at death of an average worker who retires currently at age of 65, and one who is currently aged 45 and subsequently retires at the age of 65
For the principal UK and Irish pension funds, the table below illustrates the expected age at death of an average worker who retires currently at the age of 65, and one who is currently aged 45 and subsequently retires at the age of 65:

	United Kingdom(i)			Ireland(ii)			United States
	2021 Age	2020 Age	2019 Age	2021 Age	2020 Age	2019 Age	2021 Age	2020 Age	2019 Age
Retiring currently at age 65
Male	87.2	86.4	86.2	86.9	86.6	86.5	85.4	85.6	85.7
Female	88.7	88.7	88.5	89.3	89.3	89.2	87.1	87.3	87.7
Currently aged 45, retiring at age 65
Male	88.6	88.5	88.3	88.6	89.6	89.5	86.9	87.2	87.3
Female	90.8	90.8	90.6	91.1	92.3	92.2	88.5	88.9	89.3
(i)    Based on the CMI’s S3 mortality tables with scaling factors based on the experience of the plan and where people live, with suitable future improvements.
(ii) Based on the ‘00’ series of mortality tables with scaling factors based on the experience of the plan and with suitable future improvements.
Schedule of sensitivity analyses of potential impacts on consolidated income statement and on plan liabilities
For the significant assumptions, the following sensitivity analyses estimate the potential impacts on the consolidated income statement for the year ended 30 June 2022 and on the plan liabilities at 30 June 2021:

	United Kingdom			Ireland			United States and other
Benefit/(cost)	Operating profit £ million	Profit after taxation £ million	Plan liabilities(i) £ million	Operating profit £ million	Profit after taxation £ million	Plan liabilities(i) £ million	Operating profit £ million	Profit after taxation £ million	Plan liabilities(i) £ million
Effect of 0.5% increase in discount rate	5	18	532	2	3	159	1	2	26
Effect of 0.5% decrease in discount rate	(5)	(15)	(611)	(2)	(3)	(183)	(1)	(2)	(29)
Effect of 0.5% increase in inflation	(4)	(11)	(466)	(1)	(2)	(109)	(1)	(1)	(12)
Effect of 0.5% decrease in inflation	5	10	351	1	2	131	1	1	12
Effect of one year increase in life expectancy	(1)	(5)	(279)	—	(1)	(87)	—	(1)	(19)

(i)    The estimated effect on the liabilities excludes the impact of any interest rate and inflation swaps held by the pension plans.
(1) The sensitivity analyses above have been determined based on reasonably possible changes of the respective assumptions and may not be representative of the actual change. Each sensitivity is calculated on a change in the key assumption while holding all other assumptions constant. The sensitivity to inflation includes the impact on all inflation linked assumptions (e.g. pension increases and salary increases where appropriate).
Schedule of analysis of fair value of plan assets
An analysis of the fair value of the plan assets is as follows:

	2021				2020
	United Kingdom £ million	Ireland £ million	United States and other £ million	Total £ million	United Kingdom £ million	Ireland £ million	United States and other £ million	Total £ million
Equities
Quoted	—	308	158	466	1	315	255	571
Unquoted and private equity	604	—	18	622	501	1	21	523
Bonds
Fixed-interest government	147	81	51	279	114	124	50	288
Inflation-linked government	—	239	—	239	—	247	—	247
Investment grade corporate	512	355	391	1,258	507	306	467	1,280
Non-investment grade	151	117	12	280	137	77	17	231
Loan securities	1,789	279	—	2,068	1,697	328	—	2,025
Repurchase agreements	3,608	—	—	3,608	4,809	—	—	4,809
Liability driven investment (LDI)	212	66	—	278	222	64	—	286
Property - unquoted	685	72	1	758	620	85	1	706
Hedge funds	101	139	4	244	92	134	4	230
Interest rate and inflation swaps	(994)	108	—	(886)	(1,048)	66	—	(982)
Cash and other	526	62	90	678	44	63	101	208
Total bid value of assets	7,341	1,826	725	9,892	7,696	1,810	916	10,422
(1) The asset classes include some cash holdings that are temporary. This cash is likely to be invested imminently and so has been included in the asset class where it is anticipated to be invested in the long-term.
Schedule of timing of benefit payments	The following table provides information on the timing of the benefit payments and the average duration of the defined benefit obligations and the distribution of the timing of benefit payments:

	United Kingdom		Ireland		United States
	2021 £ million	2020 £ million	2021 £ million	2020 £ million	2021 £ million	2020 £ million
Maturity analysis of benefits expected to be paid
Within one year	288	346	84	76	52	56
Between 1 to 5 years	1,112	1,202	338	364	145	202
Between 6 to 15 years	2,606	2,556	656	691	247	357
Between 16 to 25 years	2,314	2,083	588	627	145	196
Beyond 25 years	2,840	2,648	746	918	138	173
Total	9,160	8,835	2,412	2,676	727	984
	years	years	years	years	years	years
Average duration of the defined benefit obligation	18	18	18	18	11	11